Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Trading Symbol	CTXS
Entity Registrant Name	CITRIX SYSTEMS INC
Entity Central Index Key	0000877890